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                                   LORD ABBETT GLOBAL FUND, INC.
                                        90 HUDSON STREET
                                JERSEY CITY, NEW JERSEY 07302-3973



                                                                    May 4, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Lord Abbett Global Fund, Inc.
     1933 Act File No. 033-20309
     1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 24 to the above-referenced Registrant's Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 28, 2006.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.


                                          Very truly yours,
                                          /s/ Leslie C. Leda
                                          -----------------------
                                          Leslie C. Leda
                                          Senior Paralegal
                                          Lord, Abbett & Co. LLC